UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
           WASHINGTON D.C. 20549

                 FORM 13F

           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [ ]; Amendment Number:



This Amendment (Check only one.) [ ] is a restatement.

                                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     Weik Investment Services, Inc.

Address:  1075 Berkshire Blvd.

          Suite 825

          Wyomissing, PA  19610


13F File Number:028-10760


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.



Person Signing the Report on Behalf of Reporting Manager:


Name:     Thomas W. Weik

Title:    President

Phone:    610-376-2240

Signature, Place, and Date of Signing:

   Thomas W. Weik   Wyomissing, Pennsylvania   November 14, 2011


Report Type (Check only one.):


[X]  13F HOLDINGS REPORT.


[ ]  13F NOTICE.


[ ]  13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager.

                         FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0


Form 13F Information Table Entry Total: 71


Form 13F Information Table Value Total: $94,933





List of Other Included Managers:


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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     2954    41150 SH       SOLE                    38290              2860
AMC Networks                   COM              00164v103      441    13813 SH       SOLE                    11959              1854
ARC Wireless Solutions         COM              03878k207       33    11110 SH       SOLE                    11110
AT&T Corp.                     COM              00206r102      240     8400 SH       SOLE                     7900               500
Advance Auto Parts             COM              00751y106     1472    25335 SH       SOLE                    24685               650
Altria Group                   COM              02209S103      669    24937 SH       SOLE                    24762               175
American Express               COM              025816109      352     7850 SH       SOLE                     7850
Ascena Retail Group            COM              261570105      566    20900 SH       SOLE                    20900
BP Plc ADR                     COM              055622104      275     7625 SH       SOLE                     7625
Bed Bath & Beyond              COM              075896100      337     5875 SH       SOLE                     5875
Berkshire Hathaway A           COM              084670108     2990       28 SH       SOLE                       19                 9
Berkshire Hathaway B           COM              084670207     6493    91399 SH       SOLE                    89534              1865
Cablevision Systems            COM              12686C109      981    62366 SH       SOLE                    54850              7516
Cintas Corp.                   COM              172908105      614    21815 SH       SOLE                    21815
Clarcor, Inc.                  COM              179895107      269     6500 SH       SOLE                     6500
Coca-Cola Co.                  COM              191216100     3679    54461 SH       SOLE                    53336              1125
Comcast A SPCL                 COM              20030N200     2368   114285 SH       SOLE                   105585              8700
Costco Wholesale               COM              22160K105     1916    23330 SH       SOLE                    22730               600
DIRECTV Group                  COM              25490a101     2349    55568 SH       SOLE                    51061              4507
Diageo PLC ADR                 COM              25243Q205     3216    42358 SH       SOLE                    40158              2200
Disney (Walt) Co.              COM              254687106      763    25290 SH       SOLE                    24415               875
Donegal Group A                COM              257701201      150    12500 SH       SOLE                    12500
Dr Pepper Snapple              COM              26138e109     2159    55675 SH       SOLE                    54975               700
Exelon Corp.                   COM              30161n101      813    19090 SH       SOLE                    19090
ExxonMobil Corp.               COM              30231G102     3169    43631 SH       SOLE                    36781              6850
Fulton Financial               COM              360271100       85    11046 SH       SOLE                    11046
General Electric               COM              369604103      967    63550 SH       SOLE                    55750              7800
Genuine Parts                  COM              372460105      279     5500 SH       SOLE                     5500
Golden Phoenix Minerals        COM              381149103        1    10000 SH       SOLE                                      10000
Google, Inc.                   COM              38259p508     1166     2263 SH       SOLE                     1988               275
Harley Davidson                COM              412822108      903    26300 SH       SOLE                    22500              3800
Helmerich & Payne              COM              423452101      219     5400 SH       SOLE                     5400
Home Depot                     COM              437076102      856    26030 SH       SOLE                    25230               800
International Speedway         COM              460335201      351    15375 SH       SOLE                    15375
Interpublic Group              COM              460690100      104    14500 SH       SOLE                    14500
J & J Snack Foods              COM              466032109      375     7800 SH       SOLE                     7800
Johnson & Johnson              COM              478160104     3514    55181 SH       SOLE                    52106              3075
Kaman Corp.                    COM              483548103      223     8000 SH       SOLE                     8000
Kemper Corp.                   COM              488401100      219     9125 SH       SOLE                     5325              3800
Kraft Foods                    COM              50075n104     1977    58875 SH       SOLE                    53925              4950
Laboratory Corp.               COM              50540R409      267     3375 SH       SOLE                     3375
Loews Corp.                    COM              540424108      364    10530 SH       SOLE                    10530
Martin Marietta Matrls.        COM              573284106     1075    17001 SH       SOLE                    14901              2100
McDonalds Corp.                COM              580135101      567     6460 SH       SOLE                     6460
Met-Pro Corp.                  COM              590876306      127    14800 SH       SOLE                    14800
Microsoft Corp.                COM              594918104     4781   192097 SH       SOLE                   180997             11100
Mohawk Industries              COM              608190104     2786    64925 SH       SOLE                    62225              2700
Nestle Reg ADR                 COM              641069406     4959    89907 SH       SOLE                    89707               200
Penn National                  COM              707569109      290     8725 SH       SOLE                     8725
Pfizer, Inc.                   COM              717081103      243    13750 SH       SOLE                     1750             12000
Philip Morris Int'l Inc.       COM              718172109     1539    24674 SH       SOLE                    23799               875
Procter & Gamble               COM              742718109     1298    20545 SH       SOLE                    18370              2175
Progressive Corp.              COM              743315103     3040   171175 SH       SOLE                   144950             26225
Risk, George Ind.              COM              767720204       93    16474 SH       SOLE                    16474
T J X Companies                COM              872540109     5590   100783 SH       SOLE                    93658              7125
Teledyne Technologies          COM              879360105      254     5200 SH       SOLE                     5200
Thor Industries                COM              885160101      282    12750 SH       SOLE                    12750
Tiffany & Company              COM              886547108     2675    43985 SH       SOLE                    41735              2250
Time Warner                    COM              887317105      448    14950 SH       SOLE                    14950
Travelers, Inc.                COM              792860108     1287    26415 SH       SOLE                    26140               275
U.S. Bancorp                   COM              902973304      300    12750 SH       SOLE                    12000               750
United Health Group            COM              91324P102     1200    26020 SH       SOLE                    25520               500
Valeant Pharmaceuticals        COM              91911k102      456    12275 SH       SOLE                    12025               250
Verizon Communications         COM              92343V104      320     8700 SH       SOLE                     8500               200
Wal-Mart Stores                COM              931142103     3696    71223 SH       SOLE                    66673              4550
Walgreen Co.                   COM              931422109     1704    51820 SH       SOLE                    48070              3750
Washington Post Cl B           COM              939640108      507     1550 SH       SOLE                     1500                50
Wellpoint Inc.                 COM              94973v107      446     6835 SH       SOLE                     6485               350
Wells Fargo                    COM              949746101     2187    90670 SH       SOLE                    90670
Whirlpool Corp.                COM              963320106     1077    21570 SH       SOLE                    21120               450
Whole Foods Market             COM              966837106      565     8650 SH       SOLE                     8650

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